TRADE AND OTHER RECEIVABLES	12 Months Ended
Jun. 30, 2018
TRADE AND OTHER RECEIVABLES [Abstract]
TRADE AND OTHER RECEIVABLES
6.	TRADE AND OTHER RECEIVABLES
	2018 US$000	2017 US$000

Accrued interest	24	29
GST receivable	39	198
Prepayments	10	33
Other receivables	5	5
	78	265